PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Australia 6.3%
Goodman Group, REIT	742,835	$16,565,340
NEXTDC Ltd.*	1,071,176	9,741,250
Scentre Group, REIT	8,123,480	18,384,020
Stockland, REIT	3,702,456	11,729,396
		56,420,006
Belgium 0.8%
Shurgard Self Storage Ltd., REIT	189,352	7,008,555
Canada 1.7%
Canadian Apartment Properties REIT, REIT	8,146	227,058
Chartwell Retirement Residences, UTS	772,663	8,532,866
First Capital Real Estate Investment Trust, REIT	516,681	5,908,582
Killam Apartment Real Estate Investment Trust, REIT	45,610	518,756
		15,187,262
France 1.8%
Klepierre SA, REIT	313,900	9,345,213
Unibail-Rodamco-Westfield, REIT	83,930	7,027,169
		16,372,382
Germany 2.0%
Vonovia SE	575,281	17,599,683
Hong Kong 2.0%
Link REIT, REIT	2,771,155	11,449,770
Sun Hung Kai Properties Ltd.	674,957	6,033,674
		17,483,444
Japan 9.1%
GLP J-REIT, REIT	10,902	8,927,000
Invincible Investment Corp., REIT	19,421	8,468,587
Japan Hotel REIT Investment Corp., REIT	7,352	3,404,524
Japan Metropolitan Fund Investment Corp., REIT	6,804	4,142,037
Mitsui Fudosan Co. Ltd.	2,551,535	23,029,624
Nippon Accommodations Fund, Inc., REIT	1,632	6,137,541
Nippon Building Fund, Inc., REIT	10,775	8,579,983
Nippon Prologis REIT, Inc., REIT	2,033	3,100,415

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nomura Real Estate Master Fund, Inc., REIT	3,676	$3,540,367
Sumitomo Realty & Development Co. Ltd.	346,873	11,985,643
		81,315,721
Singapore 2.6%
CapitaLand Ascendas REIT, REIT	2,479,206	4,700,197
CapitaLand Integrated Commercial Trust, REIT	2,918,080	4,165,472
CapitaLand Investment Ltd.	1,173,327	2,112,311
Frasers Logistics & Commercial Trust, REIT	6,021,087	3,905,723
Keppel DC REIT, REIT	5,285,518	8,524,907
		23,408,610
Spain 1.2%
Merlin Properties Socimi SA, REIT	906,305	10,444,512
Sweden 1.7%
Catena AB	175,399	7,640,611
Fastighets AB Balder (Class B Stock)*	112,810	802,721
Sagax AB (Class B Stock)	295,529	6,504,098
		14,947,430
Switzerland 0.5%
PSP Swiss Property AG	16,525	2,441,107
Swiss Prime Site AG	21,900	2,500,141
		4,941,248
United Kingdom 3.7%
Grainger PLC	2,691,623	7,077,287
LondonMetric Property PLC, REIT	2,987,378	6,872,576
Tritax Big Box REIT PLC, REIT	5,023,362	9,080,955
UNITE Group PLC (The), REIT	986,693	10,450,857
		33,481,675
United States 66.5%
Agree Realty Corp., REIT	191,168	13,873,062
Alexandria Real Estate Equities, Inc., REIT	2,570	250,189
American Healthcare REIT, Inc., REIT	711,068	20,116,114
American Homes 4 Rent (Class A Stock), REIT	172,216	5,963,840
Americold Realty Trust, Inc., REIT	203,694	4,450,714
Brixmor Property Group, Inc., REIT	350,710	9,139,503

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
CareTrust REIT, Inc., REIT	291,668	$7,729,202
CubeSmart, REIT	194,962	8,129,915
Curbline Properties Corp.	291,846	7,141,472
Digital Realty Trust, Inc., REIT	197,610	32,380,375
Equinix, Inc., REIT	60,690	55,450,025
Equity LifeStyle Properties, Inc., REIT	4,019	263,044
Essential Properties Realty Trust, Inc., REIT	685,473	22,003,683
Essex Property Trust, Inc., REIT	50,458	14,358,833
Extra Space Storage, Inc., REIT	182,684	28,133,336
First Industrial Realty Trust, Inc., REIT	145,539	7,770,327
Healthpeak Properties, Inc., REIT	140,874	2,910,457
Iron Mountain, Inc., REIT	251,343	25,528,908
Kilroy Realty Corp., REIT	270,082	10,538,600
Lineage, Inc., REIT	10,303	618,180
LXP Industrial Trust, REIT	59,682	496,554
Macerich Co. (The), REIT	396,934	8,248,288
Mid-America Apartment Communities, Inc., REIT	76,953	11,741,489
National Health Investors, Inc., REIT	77,460	5,275,801
NNN REIT, Inc., REIT	175,710	6,921,217
Omega Healthcare Investors, Inc., REIT	10,821	401,026
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	728,015	6,362,851
Prologis, Inc., REIT	511,407	60,985,285
Public Storage, REIT	47,536	14,188,545
Realty Income Corp., REIT	87,095	4,758,871
Regency Centers Corp., REIT	251,471	18,065,677
Ryman Hospitality Properties, Inc., REIT	50,109	5,253,428
Simon Property Group, Inc., REIT	185,865	32,314,489
SL Green Realty Corp., REIT	109,028	7,347,397
STAG Industrial, Inc., REIT	329,079	11,247,920
Sun Communities, Inc., REIT	63,616	8,047,424
Sunstone Hotel Investors, Inc., REIT	462,157	5,236,239
UDR, Inc., REIT	570,015	23,792,426
Urban Edge Properties, REIT	294,127	5,982,543
Ventas, Inc., REIT	35,979	2,173,851
Veris Residential, Inc., REIT	889,410	14,177,195
VICI Properties, Inc., REIT	338,066	10,064,225
Welltower, Inc., REIT	397,227	54,213,541
		594,046,061

Total Long-Term Investments (cost $748,210,748)		892,656,589

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $7,492,139)(wb)	7,492,139	$7,492,139

TOTAL INVESTMENTS 100.7% (cost $755,702,887)		900,148,728
Liabilities in excess of other assets (0.7)%		(6,235,606)

Net Assets 100.0%		$893,913,122

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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